Schedule of Restricted Stock Award Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Awards | shares
Weighted Average Grant Date Fair Value Per Unit | $ / shares
Number of Award Granted | shares	74,545
Weighted Average Grant Date Fair Value Per Unit Granted | $ / shares	$ 5.51
Number of Award Cancelled/forfeited | shares
Weighted Average Grant Date Fair Value Per Unit Cancelled/forfeited | $ / shares
Number of Award Vested | shares
Weighted Average Grant Date Fair Value Per Unit Vested | $ / shares
Number of Awards | shares	74,545
Weighted Average Grant Date Fair Value Per Unit | $ / shares	$ 5.51